Fair Value (Fair Value Option for Certain Assets and Liabilities) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Option, Quantitative Disclosures [Line Items]
Carrying value at estimated fair value	$ 7,718	$ 9,157
Carrying value at estimated fair value	2,251	3,350
Consolidated Securitization Entities [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Unpaid principal balance	1,528	2,539
Difference between estimated fair value and unpaid principal balance	70	127
Carrying value at estimated fair value	1,598	2,666
Contractual principal balance	1,436	2,444
Difference between estimated fair value and contractual principal balance	25	115
Carrying value at estimated fair value	$ 1,461	$ 2,559